Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred
Deferred	$ 2,369	$ (39)	$ (10,345)
Provision for income taxes	7,308	55,965	53,861
BVI [Member]
Current
Current
Deferred
Deferred
Hong Kong [Member]
Current
Current	4,939	56,004	64,206
Deferred
Deferred	$ 2,369	$ (39)	$ (10,345)